UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            5/14/10
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:           37
                                               -------------

Form 13F Information Table Value Total:          830,842
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
















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
             Name of             Title of          Value     Shrs of    SH/  PUT/ Investme  Other
              Issuer             Class   CUSIP    (x1000)    PRN AMT   PRN  CALL  DiscretiManagers Sole Shared

AMB PROPERTY CORP                 COM  00163T109      55787     2047996             Sole           Sole
ACADIA REALTY TRUST               COM  004239109       9602      537600             Sole           Sole
AVATAR HOLDINGS INC               COM  053494100       5435      250000             Sole           Sole
CAMDEN PROPERTY TRUST             COM  133131102      71445     1716200             Sole           Sole
CAPITAL LEASE FUNDING INC         COM  140288101      13301     2396644             Sole           Sole
CHESAPEAKE LODGING TRUST          COM  165240102      12469      640400             Sole           Sole
COGDELL SPENCER INC               COM  19238U107      18869     2549800             Sole           Sole
COHEN & STEERS QUALITY INCOME RLT COM  19247L106       5864      822389             Sole           Sole
COUSINS PPTYS INC                 COM  222795106      16056     1932129             Sole           Sole
DIAMONDROCK HOSPITALITY           COM  252784301       6244      617583             Sole           Sole
ENTERTAINMENT PROP TR CONV PFD C  PFD  29380T402       9206      505000             Sole           Sole
HFF, INC                          COM  40418F108      11604     1561737             Sole           Sole
HERSHA HOSPILITY TRUST            COM  427825104       8511     1643000             Sole           Sole
HIGHWOODS PROPERTIES INC          COM  431284108      37086     1168800             Sole           Sole
HOST HOTELS & RESORTS INC         COM  44107P104      28996     1979257             Sole           Sole
HYATT HOTELS CORP                 COM  448579102      65347     1677275             Sole           Sole
ING CLARION GBL REAL ESTATE  FUND COM  44982G104       5600      740784             Sole           Sole
ISHARES DJ US REAL ESTATE INDEX E COM  464287739       4694       94300             Sole           Sole
KILROY REALTY                     COM  49427F108       8293      268900             Sole           Sole
LIBERTY PROPERTY TRUST SBI        COM  531172104      35610     1049200             Sole           Sole
MACK-CALI REALTY CORP             COM  554489104      36685     1040700             Sole           Sole
PARKWAY PROPERTIES INC            COM  70159Q104       2445      130200             Sole           Sole
PEBBLEBROOK HOTEL TRUST INC       COM  70509V100      12702      604000             Sole           Sole
POST PROPERTIES INC               COM  737464107      95537     4338645             Sole           Sole
PROSHARES ULTRASHORT 20 YEAR ETF  COM  74347R297      40427      830300             Sole           Sole
REALTY INCOME CORP                COM  756109104      17398      566885             Sole           Sole
REIS, INC                         COM  75936P105       3004      521600             Sole           Sole
STARWOOD PROPERTY TRUST           COM  85571B105      15270      791174             Sole           Sole
STRATEGIC HOTELS AND RESORTS      COM  86272T106      23720     5581250             Sole           Sole
STRATUS PPTYS INC                 COM  863167201       4386      443453             Sole           Sole
SUNRISE SENIOR LIVING INC         COM  86768K106      25041     4890820             Sole           Sole
SUNSTONE HOTEL INVESTORS INC      COM  867892101       5602      501500             Sole           Sole
TERRENO REALTY CORP               COM  88146M101       4933      250000             Sole           Sole
THOMAS PROPERTY GROUP             COM  884453101      13778     4175200             Sole           Sole
URSTADT BIDDLE PROPERTIES INC     COM  917286205       4523      286103             Sole           Sole
VENTAS INC                        COM  92276F100      46991      989700             Sole           Sole
VORNADO REALTY TRUST              COM  929042109      48382      639133             Sole           Sole


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